Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities of financials
	As of September 30, 2023
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$144,664,527	$131,992,092	$7,086,579	$151,681,406	-
Current assets excluding intercompany receivables	138,871,675	353,985	18,841,671	103,844	$158,171,175
Current assets	$283,536,202	$132,346,077	$25,928,250	$151,785,250	$158,171,175
Investment in subsidiaries	-	$37,712,692	-	-	-
Non-current assets excluding investment in subsidiaries	$16,627,615	-	$1,296	-	$16,628,911
Non-current assets	$16,627,615	$37,712,692	$1,296	-	$16,628,911
Total assets	$300,163,817	$170,058,769	$25,929,546	$151,785,250	$174,800,086
Intercompany payables	$290,760,077	$124,634,218	$19,812,080	$218,229	-
Current liabilities excluding intercompany payables	634,111	756,017	3,530,735	5,792,119	$10,712,982
Current liabilities	$291,394,188	$125,390,235	$23,342,815	$6,010,348	$10,712,982
Non-current liabilities	$533,315	$106,737	1,471,126	-	$2,111,178
Total liabilities	$291,927,503	$125,496,972	$24,813,941	$6,010,348	$12,824,160
Total shareholders' equity (net assets)	$8,236,314	$44,561,797	$1,115,605	$145,774,902	$161,975,926
	As of September 30, 2022
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$163,676,919	$114,994,912	-	$140,445,311	-
Current assets excluding intercompany receivables	$91,926,232	$33,986	$57,133,125	$4,161,037	$153,254,380
Current assets	$255,603,151	$115,028,898	$57,133,125	$144,606,348	$153,254,380
Investment in subsidiaries	-	$40,424,517	-	-	-
Non-current assets excluding investment in subsidiaries	$10,500,217	$8,484	$19,772	-	$10,528,473
Non-current assets	$10,500,217	$40,433,001	$19,772	-	$10,528,473
Total assets	$266,103,368	$155,461,899	$57,152,897	$144,606,348	$163,782,853
Intercompany payables	$255,440,223	$109,255,668	$54,420,549	$702	-
Current liabilities excluding intercompany payables	$590,393	$226,814	$1,789,357	$5,682,757	$8,289,321
Current liabilities	$256,030,616	$109,482,482	$56,209,906	$5,683,459	$8,289,321
Non-current liabilities	$657,734	$151,707	-	-	$809,441
Total liabilities	$256,688,350	$109,634,189	$56,209,906	$5,683,459	$9,098,762
Total shareholders' equity (net assets)	$9,415,018	$45,827,710	$942,991	$138,922,889	$154,684,091
	For the year ended September 30, 2023
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$74,224,063	$16,034,543	$20,106,281	-	$110,364,887
Cost of revenues	(70,021,350)	(16,023,779)	(20,033,003)	-	(106,078,132)
Gross profit	4,202,713	10,764	73,278	-	4,286,755
Operating expenses	(1,028,294)	(71,676)	(231,462)	(913,948)	(2,245,380)
Income (loss) from operations	3,174,419	(60,912)	(158,184)	(913,948)	2,041,375
Other income (expenses)	1,514,162	(68,416)	634,225	(1,264,040)	815,931
Income (loss) before income taxes	4,688,581	(129,328)	476,041	(2,177,988)	2,857,306
Provision for income taxes	(270,874)	(8,556)	(34,063)	-	(313,493)
Net income (loss)	$4,417,707	($137,884)	$441,978	($2,177,988)	$2,543,813
	For the year ended September 30, 2022
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$64,795,082	$9,111,073	$25,307,224	-	$99,213,379
Cost of revenues	(60,272,018)	(9,053,547)	(24,449,728)	-	(93,775,293)
Gross profit	4,523,064	57,526	857,496	-	5,438,086
Operating expenses	(782,009)	(50,344)	(701,516)	(2,961,849)	(4,495,718)
Income (loss) from operations	3,741,055	7,182	155,980	(2,961,849)	942,368
Other income (expenses)	560,497	20,510	213,771	368,466	1,163,244
Income (loss) before income taxes	4,301,552	27,692	369,751	(2,593,383)	2,105,612
Provision for income taxes	114,801	9,182	(5,616)	-	118,367
Net income (loss)	$4,416,353	$36,874	$364,135	(2,593,383)	$2,223,979
	For the financial year ended September 30, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Revenues from continuing operations	$33,068,045	$762,771	$5,459,135	$-	$39,289,951
Cost of revenues from continuing operations	(28,847,801)	(742,933)	(4,589,936)	-	(34,180,670)
Gross profit from continuing operations	4,220,244	19,838	869,199	-	5,109,281
Operating expenses	588,892	(8,940)	(804,851)	(2,031,506)	(2,256,405)
Income (loss) from operations	4,809,136	10,898	64,348	(2,031,506)	2,852,876
Other expenses	(391,819)	(19,990)	(2,033)	(5,673)	(419,515)
Income (loss) before income taxes	4,417,317	(9,092)	62,315	(2,037,179)	2,433,361
Provision for income taxes	(8,085)	-	(17,486)	-	(25,571)
Net income (loss) from continuing operations	$4,409,232	$(9,092)	$44,829	$(2,037,179)	$2,407,790
	For the year ended September 30, 2023
		WFOE
	Other	that is the
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities	($17,601,436)	($579,125)	($45,586,506)	($11,987,095)	($75,754,162)
Net cash provided by (used in) investing activities	(7,121,332)	-	43,017,525	-	35,896,193
Net cash provided by (used in) financing activities	32,778	539,287	2,515,877	7,930,000	11,017,942
Effect of exchange rate changes on cash	462,420	5,227	(5,386)	-	462,261
Net (decrease) increase in cash and restricted cash	(24,227,570)	(34,611)	(58,490)	(4,057,095)	(28,377,766)
Cash, beginning of year	183,030	37,393	61,196	4,057,179	41,167,501
Cash, end of year	($24,044,540)	$2,782	$2,706	$84	$12,789,735
	For the year ended September 30, 2022
		WFOE
	Other	that is the
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities from continuing operations	$(14,188,275)	$(3,189,440)	$46,404,339	$(8,391,136)	$20,635,488
Net cash provided by (used in) investing activities from continuing operations	1,140,848	2,738,559	(45,870,486)	-	(41,991,079)
Net cash provided by (used in) financing activities from continuing operations	649,782	373,382	(899,449)	11,511,153	11,634,868
Effect of exchange rate changes on cash and restricted cash	(8,345,494)	(5,078)	(13,108)	-	(8,363,680)
Net (decrease) increase in cash and restricted cash	(20,743,139)	(82,577)	(378,704)	3,120,017	(18,084,403)
Cash and restricted cash from continuing operations, beginning of year	183,030	116,447	434,135	522,915	59,251,904
Cash and restricted cash from continuing operations, end of year	$(20,560,109)	$33,870	$55,431	$4,057,179	$41,167,501
	For the financial year ended September 30, 2021

		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Net cash provided by (used in) operating activities
from continuing operations	$67,709,967	$3,246,067	$(338,559)	$(123,848,583)	$(53,231,108)
Net cash used in investing activities from continuing
operations	(9,353,935)	(2,772,430)	(1,363)	-	(12,127,728)
Net cash provided by (used in) financing activities
from continuing operations	144,197	(616,095)	(1,232,191)	124,369,377	122,665,288
Effect of exchange rate changes on cash and
restricted cash	(506,653)	258,485	94,714	-	(153,454)
Net increase (decrease) in cash and restricted cash	57,993,576	116,027	(1,477,399)	520,794	57,152,998
Cash and restricted cash from continuing operations,
beginning of year	183,030	420	1,913,335	2,121	2,098,906
Cash and restricted cash from continuing operations,	$58,176,606	$116,447	$435,936	$522,915	$59,251,904
end of year
	For the year ended September 30, 2023
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI	-	-	-	$212,652	-
WFOE that is the primary beneficiary of the VIE	-	-	$505,077	$9,054,194	-
VIE and its subsidiaries	-	$1,411,434	-	$12,944	-
Other entities that are consolidated	-	$1,893,667	$71,277	-	-
	For the year ended September 30, 2022
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$1,217,137	-	$913,005	-
WFOE that is the primary beneficiary of the VIE	-		$14,594,586	$19,188,742	-
VIE and its subsidiaries	-	$6,394,084		$15,293,176	-
Other entities that are consolidated	$984,655	$26,961,378	$14,744,568		-
	For the year ended September 30, 2021
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$-	$45,500	$124,670,237	$-
WFOE that is the primary beneficiary of the VIE	$1,668,758		$-	$38,204,550	$-
VIE and its subsidiaries	$-	$-		$1,601,406	$-
Other entities that are consolidated	$319,981	$24,075,199	$5,624,880		$-

Schedule of useful lives of property and equipment, net
Machinery and equipment	5 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years

Summary of component of basic and diluted EPS
Year Ended September 30,	2023	2022	2021
Net income available for ordinary shareholders (A)	$2,543,813	$2,223,979	$2,356,437
- continuing operations	$2,543,813	$2,223,979	$2,407,790
- discontinued operations	-	-	($51,353)

Weighted average outstanding ordinary shares (B)
- basic	3,628,923	2,905,984	514,213
- diluted	8,452,875	2,905,984	522,276

Earnings (loss) per ordinary share - basic (A/B)	$0.70	$0.77	$4.58
- Continuing operations	$0.70	$0.77	$4.68
- Discontinued operations	$0.00	$0.00	($0.10)

Earnings (loss) per ordinary share - diluted (A/B)	$0.30	$0.77	$4.51
- Continuing operations	$0.30	$0.77	$4.61
- Discontinued operations	$0.00	$0.00	($0.10)

Summary of Fair value of financial instruments
Fair value measured as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$-	$-	$-
Biological assets	$-	$-	$9,187,640	$9,187,640
Liabilities:
Derivative liability	$-	$-	$-	$-
	Fair value measured as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$5,820	$-	$-	$5,820
Biological assets	$-	$-	$9,638,722	$9,638,722
Liabilities:
Derivative liability	$-	$-	$3,450,000	$3,450,000